SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                File No. 2-88373
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 25
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                File No. 811-3919
                                Amendment No. 27

                               VANGUARD STAR FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)

                  Registrant's Telephone Number (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

     It is proposed that this filing become effective on September 29, 1999 pursuant to paragraph (b)(1)(iii) of Rule 485. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 24 to September 29, 1999.

September 13, 1999

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Vanguard STAR Funds (the Trust)
     File Number 2-88373

Commissioners:

     Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 24th Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 24 originally requested an effective date of September 14, 1999. The contents of the Post-Effective Amendment No. 24, which we filed under Rule 485(a) on July 15, 1999, are hereby incorporated by reference into this letter.

     This submission of Post-Effective Amendment No. 25, under Rule 485(b), extends the effective date to September 29, 1999. A subsequent Rule 485(b) filing which we will forward within the next week, will include the entire Registration Statement with all updates incorporated.

     Please contact me at (610) 503-2398 if you have any questions concerning this amendment or the requested effective date. Thank you.

Sincerely,

/s/ Barry A. Mendelson
    Associate Counsel

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 25 TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWN OF VALLEY FORGE AND THE COMMONWEALTH OF PENNSYLVANIA, ON THE 13TH DAY OF SEPTEMBER, 1999.

VANGUARD STAR FUNDS

BY:  /*/HEIDI STAM
     JOHN J. BRENNAN*
     CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     PURSUANT  TO  THE   REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,  THIS
POST-EFFECTIVE AMENDMENT NO. 25 HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED:

          SIGNATURE                TITLE                    DATE
          ---------                -----                    ----
By:  /*/Heidi Stam                 Senior Chairman of the   September 13, 1999
     JOHN C. BOGLE*                 Board and Trustee

By:  /*/Heidi Stam                 Chairman, Trustee, and   September 13, 1999
     JOHN J. BRENNAN*               Chief Executive Officer

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     JOANN HERRERNAN HEISEN*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     BRUCE K. MACLAURY*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     BURTON G. MALKIEL, JR.*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     ALFRED M. RANKIN, JR.*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     JOHN C. SAWHILL*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     JAMES O. WELCH, JR.*

By:  /*/Heidi Stam                 Trustee                  September 13, 1999
     J. LAWRENCE WILSON*

By:  /*/Heidi Stam                 Treasurer and Principal  September 13, 1999
     THOMAS J. HIGGINS*             Financial Officer and
                                    Accounting Officer

* By Power of Attorney. See File Number 33-4424, January 25, 1999. Incorporated by Reference.